Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2021
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

28. SUPPLEMENTARY CASH FLOW INFORMATION
A) Non-Cash Working Capital
Changes in non-cash working capital is as follows:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Accounts Receivable and Accrued Revenues	(399)	263	(1,273)	437
Income Tax Receivable	—	(4)	13	(4)
Inventories	(106)	(21)	(1,120)	460
Accounts Payable and Accrued Liabilities	452	107	1,092	(663)
Income Tax Payable	51	(2)	6	(7)
Total Non-Cash Working Capital	(2)	343	(1,282)	223

Cash From (Used in) Operating	(166)	328	(1,498)	275
Cash From (Used in) Investing	164	15	216	(52)
Total Non-Cash Working Capital	(2)	343	(1,282)	223
B) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2019	—	—	6,699	1,916
Changes From Financing Cash Flows:
Common Share Dividends Paid	(77)	—	—	—
Net Issuance (Repayment) of Short-Term Borrowings	—	133	—	—
Issuance of Long-Term Debt	—	—	1,326	—
(Repayment) of Long-Term Debt	—	—	(112)	—
(Repayment) of Revolving Long-Term Debt	—	—	(220)	—
Principal Repayment of Leases	—	—	—	(149)
Non-Cash Changes:
Common Share Dividends Declared	77	—	—	—
Foreign Exchange (Gain) Loss, Net	—	4	127	17
Net Premium (Discount) on Redemption of Long- Term Debt	—	—	(25)	—
Finance Costs	—	—	3	—
Lease Additions	—	—	—	48
Lease Terminations	—	—	—	(1)
Lease Modifications	—	—	—	(3)
Lease Re-Measurements	—	—	—	5
Other	—	—	(1)	—
As at September 30, 2020	—	137	7,797	1,833

As at December 31, 2020	—	121	7,441	1,757
Acquisition (see Note 4A)	—	40	6,602	1,441
Changes From Financing Cash Flows:
Common Share Dividends Paid	(106)	—	—	—
Preferred Share Dividends Paid	(26)	—	—	—
Net Issuance (Repayment) of Short-Term Borrowings	—	(108)	—	—
(Repayment) of Revolving Long-Term Debt	—	—	(350)	—
Issuance of Long-Term Debt	—	—	1,557	—
(Repayment) of Long-Term Debt	—	—	(2,336)	—
Principal Repayment of Leases	—	—	—	(222)
Non-Cash Changes:
Common Share Dividends Declared	106	—	—	—
Preferred Share Dividends Declared	26	—	—	—
Foreign Exchange (Gain) Loss, Net	—	(5)	6	(3)
Net Premium (Discount) on Redemption of Long- Term Debt	—	—	115	—
Finance Costs	—	—	(49)	—
Lease Additions	—	—	—	101
Lease Modifications	—	—	—	6
Lease Re-Measurements	—	—	—	(5)
As at September 30, 2021	—	48	12,986	3,075